Investment Strategy - FT Vest U.S. Equity Dual Directional Buffer ETF - August	Sep. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor").The Fund seeks to provide investors with (1) returns that (i) match the positive price return of the Underlying ETF, up to the upside Cap of 13.50% (before fees and expenses) over the Target Outcome Period or (ii) match the absolute value of the negative price return of the Underlying ETF (before fees and expenses) for the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”); and (2) buffered returns (before fees and expenses) against the negative price return of the Underlying ETF that are 10% less than the Underlying ETF’s losses over the course of the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that exceed the Inverse Performance Threshold. The current Target Outcome Period will begin on August 24, 2026 and end on August 20, 2027.The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include (1) a “dual direction” of positive returns, meaning the Fund seeks to provide positive returns regardless of whether the Underlying ETF share price increases or decreases in value over the course of the Target Outcome Period, subject to certain limitations detailed herein and (2) a Buffer (before fees and expenses) against the first 10% of the negative price return of the Underlying ETF that exceed the Inverse Performance Threshold. These outcomes are based on the price performance of the Underlying ETF over the Target Outcome Period. When the Fund's fees and expenses are taken into account, the Cap is 12.66%, the Inverse Performance Cap is 9.16% and the Buffer is 9.15%. The Cap, Buffer and Inverse Performance Cap will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:●Dual Directional Returns○If the Underlying ETF experiences positive returns over the course of the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide returns that match the performance of the share price of the Underlying ETF, which is measured from the start of the Target Outcome Period, up to the Cap. The Cap for the current Target Outcome Period is 13.50%, prior to taking into account the Fund’s fees and expenses.○If the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”), the combination of FLEX Options held by the Fund seeks to provide returns that match the absolute value of the negative price return of the Underlying ETF (“Inverse Performance”) up to a maximum return of 10%, measured from the start of the Target Outcome Period, that a shareholder can obtain via Inverse Performance (the “Inverse Performance Cap”) prior to taking into account the Fund's fees and expenses.○The absolute value of a number is its distance from zero on the number line, regardless of direction, and is always a non-negative value. For example, the absolute value of both -5 and 5 is 5.●Buffered Returns○If the Underlying ETF experiences losses over the course of the Target Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide returns that are 10% less than the negative price return of the Underlying ETF over the course of the Outcome Period (the “Buffer”).See the bar chart and line graph set forth below for more information.Subsequent Target Outcome Periods will begin on the business day following the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Cap for the new Target Outcome Period. This means that the Cap will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Buffer, Inverse Performance Cap and Inverse Performance Threshold remain the same for each Target Outcome Period on a relative basis as compared to the price of the Underlying ETF as of the beginning of such Target Outcome Period. The Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. See "Subsequent Target Outcome Periods" for more information.The outcomes described in this prospectus are specifically designed to apply only if you hold shares on the first day of the Target Outcome Period and continue to hold them on the last day of the Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the Fund provides the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period when the value of the Underlying ETF is up from the Initial Fund Value. When the value of the Underlying ETF is down from the Initial Fund Value but within the Inverse Performance Threshold, the value of the Fund’s shares may move inverse to the performance of the Underlying ETF. As the Underlying ETF price and the Fund’s Net Asset Value ("NAV") change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the Cap, Buffer and Inverse Performance Threshold reference). For example, if an Investor purchases Fund shares when the Fund's NAV has increased versus the commencement of the Target Outcome Period: (1) if such increase is due to the Underlying ETF’s increase in value, such Investor will have less upside performance available for the remainder of the Target Outcome Period before the upside Cap is reached and will experience losses before Inverse Performance is available; (2) if such increase is due to the Underlying ETF’s decrease in value, such Investor will have less Inverse Performance available before the Inverse Performance Cap is reached; and (3) if the Underlying ETF subsequently loses more than the Inverse Performance Threshold by the end of the Outcome Period, such Investor will experience losses that exceed the Buffer. If an Investor purchases Fund shares at a time when the Fund’s NAV is higher than it was at the start of the Target Outcome Period, and this increase is the result of the Underlying ETF’s decline in value, then a subsequent rise in the Underlying ETF’s price may cause the Fund’s NAV to decrease. As a result, the investor’s returns may decline until the Underlying ETF’s returns become positive again. If an Investor purchases Fund shares when the Underlying ETF’s value has decreased to a level near or exceeded the Inverse Performance Threshold, it may be difficult to predict how subsequent changes in the Underlying ETF's value will affect the position of an investor purchasing Fund shares at that price; however, such investor will remain vulnerable to downside risk. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Outcome Period, and any gains experienced by the Fund will be lost, offset by the Buffer. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but will experience any further continued losses of the Underlying ETF on a one-to-one basis (i.e., such investor’s losses will not be offset by any amount).To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide its target outcomes.An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new Cap will be established based on the then current price of the Underlying ETF and any gains above the prior Cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new Buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked in. Moreover, the annual imposition of a new Cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Investors should consider that investing directly in the Underlying ETF may result in better outcomes than investing in the Fund, particularly if the investor does not hold Fund shares for the entire Target Outcome Period or if the Underlying ETF experiences gains in excess of the Cap.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLAG, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Cap, Buffer and Inverse Performance Threshold. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries.The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The Caps in the bar chart and line graph below are for illustration only and the actual Caps may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period.The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over a Target Outcome Period, based upon the performance of the Underlying ETF from -100% to 100% and assuming a hypothetical Cap of 10%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Fund shares over the course of a Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for a Target Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Fund shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Target Outcome Period, among other factors.Underlying ETF PerformanceFund Performance100%10%80%10%70%10%70%10%60%10%50%10%40%10%30%10%20%10%10%10%5%5%0%0%(2.50)%2.50%(5)%5%(10)%10%(15)%(5)%(20)%(10)%(30)%(20)%(40)%(30)%(50)%(40)%(60)%(50)%(70)%(60)%(80)%(70)%(90)%(80)%(100)%(90)%Cap on Potential ReturnsThe returns of the Fund are subject to a Cap of 13.50% (before fees and expenses) and 12.66% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses) if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the Cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the Cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period if the Underlying ETF experiences positive returns over the course of the Target Outcome Period.The Cap is set on the first day of each Target Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Cap could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The Cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options.The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Inverse Performance and Buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Inverse Performance and Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options.The Cap will likely change from one Target Outcome Period to the next based upon prevailing market conditions at the beginning of the Target Outcome Period. The Cap and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the Cap, an investor purchasing Fund shares will have limited to no upside gain potential for the remainder of the Target Outcome Period (because the investor’s potential upside gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear losses between the price at which an investor purchased Fund shares and the Initial Fund Value for the Target Outcome Period before the benefits of Inverse Performance are available and before subsequent losses that exceed the Inverse Performance Threshold will be protected by the Buffer. If an investor buys Fund shares when the price exceeds the Cap, an investor will not experience any gain unless the Underlying ETF returns are within the Inverse Performance Threshold at the end of the Target Outcome Period and the purchase price for Fund shares is less than the Fund's NAV after delivering Inverse Performance. For example, assuming a $25 Initial Fund Value, if an investor purchases Fund shares at $28 and the Underlying ETF is down −15% at the end of the Target Outcome Period, the investor would experience a loss per share because losses between the purchase price and the Initial Fund Value are not protected by the Buffer or Inverse Performance Threshold. Further, if an investor purchases shares at $22 per share, and this is within the Inverse Performance Threshold, if the Fund's NAV ends at $25 per share at the end of a Target Outcome Period, the investor may realize a gain per share.Inverse PerformanceIn addition to seeking to provide positive returns if the Underlying ETF appreciates in value over the course of the Target Outcome Period, the Fund also seeks to provide positive returns if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than the Inverse Performance Threshold. If the Underlying ETF decreases in value over the course of the Target Outcome Period by an amount less than or equal to the Inverse Performance Threshold of -10%, the Fund seeks to provide returns that are equal to the absolute value of the negative price return of the Underlying ETF, prior to taking into account any fees or expenses charged to shareholders, which will have the effect of lessening returns experienced by shareholders. The Inverse Performance Cap (i.e., the maximum return that shareholders can obtain via Inverse Performance) is 10%, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s fees and expenses are taken into account, the Inverse Performance Cap is 9.16%. The Fund’s Inverse Performance Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses.It is possible that the Fund will drop in value significantly at the end of the Target Outcome Period if the Inverse Performance Threshold is breached. The Inverse Performance Threshold is measured at the end of the Target Outcome Period when the Fund’s FLEX Options expire. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the Underlying ETF, among other reasons), the Fund’s FLEX Options are European-style options and can only be exercised on the expiration date. If the Underlying ETF decreases in value from the Initial Fund Value but is within the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will provide returns that are equal to the absolute value of the negative price return of the Underlying ETF. For example, if at the end of the Target Outcome Period, the Underlying ETF has depreciated by -5.5%, the Fund seeks to provide returns of 5.5%, prior to taking into account and fees or expenses charged to shareholders. If the Underlying ETF decreases in value beyond the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will not provide any positive returns. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Target Outcome Period, and any gains experienced by the Fund will be lost, and the Buffer will be provided to shareholders. For example, if the Underlying ETF depreciated by -15.1% over the course of the Target Outcome Period, the Fund would forfeit all gains and, through the operation of the Buffer, seek to provide returns of -5.1%. Large movements in the price of the Underlying ETF at the end of the Target Outcome Period exacerbates this risk. Separately, if the Target Outcome Period has begun and the Underlying ETF has decreased in value below its initial value at the onset of the Target Outcome Period, an investor purchasing Fund shares at this point may not experience Inverse Performance to the extent of the Inverse Performance Threshold and will remain vulnerable to downside risks. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein.Buffered ReturnsThe Buffer seeks to provide returns that, if the Underlying ETF experiences losses that exceed the Inverse Performance Threshold, are 10% less than the losses of the Underlying ETF over the course of the Target Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The Buffer is before taking into account the Fund's fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the Buffer is 9.15%. The Buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a Buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period.If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Target Outcome Period as any subsequent losses will be experienced on a one-to-one basis. Conversely, if an investor is considering purchasing Fund shares during the Target Outcome Period and the Fund has already increased in value, then a shareholder may experience losses that exceed the Buffer, which is not guaranteed. While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for the entire Target Outcome Period, there is no guarantee it will successfully do so. A shareholder that purchases Fund shares at the beginning of the Target Outcome Period may lose their entire investment. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund shares after the Target Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein.General Information on the FLEX OptionsFor each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period.On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period.The Underlying ETFThe Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects.The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt).“SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index.In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index.SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. …Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. …The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. … Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.”As of September 1, 2025, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome PeriodsThe Fund will alert existing shareholders to the new Cap at the beginning of each new Target Outcome Period in the following manner:1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. This filing will be mailed to existing shareholders.2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Cap for the next Target Outcome Period. This filing will be mailed to existing shareholders. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period.3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Target Outcome Period with the Caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLAG.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”).
Strategy Portfolio Concentration [Text]	As of September 1, 2025, the Underlying ETF had significant investments in information technology companies.